Securitisations and Covered Bonds - Disclosure of Analysis of Securitisations and Covered Bonds (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	£ 24,183	£ 20,199
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	3,938	4,486
Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	3,920	4,448
Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	18	38
Holmes | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	2,010	2,294
Fosse | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	1,910	2,154
Motor | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	18	38
Euro 35bn Global Covered Bond Programme | Covered bond programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	£ 20,245	£ 15,713